Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	0001005020
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 30, 2019
Document Effective Date	Sep. 30, 2019
Prospectus Date	Sep. 30, 2019
Virtus KAR International Small-Mid Cap Fund | Class R6
Prospectus:
Trading Symbol	VKIRX
Virtus KAR International Small-Mid Cap Fund | Class A
Prospectus:
Trading Symbol	VKIAX
Virtus KAR International Small-Mid Cap Fund | Class C
Prospectus:
Trading Symbol	VKICX
Virtus KAR International Small-Mid Cap Fund | Class I
Prospectus:
Trading Symbol	VKIIX